Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Energy Service Portfolio

November 30, 2020

ENS-QTLY-0121
1.810703.116

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Energy Equipment & Services - 91.5%
Oil & Gas Drilling - 11.0%
Borr Drilling Ltd. (a)(b)	95,212	$72,781
Helmerich & Payne, Inc.	247,298	5,630,975
Independence Contract Drilling, Inc. (a)	47,362	150,138
Nabors Industries Ltd. (b)	57,541	3,014,573
Odfjell Drilling Ltd. (a)	2,941,982	4,860,438
Patterson-UTI Energy, Inc.	745,590	3,213,493
Shelf Drilling Ltd. (a)(c)	3,248,976	989,152
Transocean Ltd. (United States) (a)(b)	340,100	629,185
		18,560,735
Oil & Gas Equipment & Services - 80.5%
Archrock, Inc.	457,116	3,551,791
Baker Hughes Co. Class A	1,457,438	27,283,239
Cactus, Inc.	319,686	7,416,715
Championx Corp. (a)	646,248	7,677,426
Core Laboratories NV (b)	43,800	962,286
CSI Compressco LP	684,357	622,765
Dril-Quip, Inc. (a)	188,200	5,348,644
Forum Energy Technologies, Inc. (a)	15,304	205,074
Frank's International NV (a)	456,483	1,017,957
Halliburton Co.	689,550	11,439,635
Helix Energy Solutions Group, Inc. (a)	754,229	2,835,901
Liberty Oilfield Services, Inc. Class A	43,900	408,270
National Oilwell Varco, Inc.	286,800	3,516,168
Nextier Oilfield Solutions, Inc. (a)	1,645,700	4,607,960
Oceaneering International, Inc. (a)	777,525	4,719,577
Oil States International, Inc. (a)	223,025	990,231
ProPetro Holding Corp. (a)	843,200	4,865,264
Ranger Energy Services, Inc. Class A (a)	670,187	2,211,617
RigNet, Inc. (a)	114,035	613,508
Schlumberger Ltd.	1,338,611	27,829,724
SEACOR Holdings, Inc. (a)	30,400	1,009,888
SEACOR Marine Holdings, Inc. (a)	100	205
Smart Sand, Inc. (a)(b)	190,890	371,281
TechnipFMC PLC	1,412,972	11,741,797
Tenaris SA sponsored ADR	258,800	3,928,584
TETRA Technologies, Inc. (a)	985,522	798,963
TETRA Technologies, Inc. warrants 12/14/21 (a)	300,100	5
Weatherford International PLC (a)(b)	1,499	5,621
		135,980,096

TOTAL ENERGY EQUIPMENT & SERVICES		154,540,831

Oil, Gas & Consumable Fuels - 7.6%
Oil & Gas Exploration & Production - 3.7%
National Energy Services Reunited Corp. (a)(b)	704,774	6,159,725
Oil & Gas Storage & Transport - 3.9%
Cheniere Energy, Inc. (a)	104,312	5,913,447
Golar LNG Ltd. (a)	81,833	744,680
		6,658,127

TOTAL OIL, GAS & CONSUMABLE FUELS		12,817,852

TOTAL COMMON STOCKS
(Cost $261,256,992)		167,358,683

Money Market Funds - 4.6%
Fidelity Cash Central Fund 0.09% (d)	3,074,247	3,074,861
Fidelity Securities Lending Cash Central Fund 0.09% (d)(e)	4,762,513	4,762,989
TOTAL MONEY MARKET FUNDS
(Cost $7,837,732)		7,837,850
TOTAL INVESTMENT IN SECURITIES - 103.7%
(Cost $269,094,724)		175,196,533
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(6,261,605)
NET ASSETS - 100%		$168,934,928

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $989,152 or 0.6% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,242
Fidelity Securities Lending Cash Central Fund	111,209
Total	$115,451

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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